Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Right-of-Use Assets

The carrying amounts of the Group’s right-of-use assets and the movements during the year are as follows:

	Buildings	Leasehold land	Total	Total
	RMB	RMB	RMB	US$

As at January 1, 2023	17,908	28,728	46,636	6,389
Additions	16,194	-	16,194	2,219
Depreciation charge (note 6)	(10,502)	(1,130)	(11,632)	(1,594)
Exchange realignment	54	-	54	7
As at December 31, 2023 and January 1, 2024	23,654	27,598	51,252	7,021
Additions	17,108	-	17,108	2,344
Depreciation charge (note 6)	(10,004)	(1,130)	(11,134)	(1,525)
Disposal	(1,067)	-	(1,067)	(146)
Exchange realignment	(50)	-	(50)	(7)

As at December 31, 2024	29,641	26,468	56,109	7,687

Schedule of Lease Liabilities

The carrying amount of lease liabilities (included under interest-bearing bank and other borrowings) and the movements during the year are as follows:

	As at December 31
	2023	2024	2024
	RMB	RMB	US$

Carrying amount at January 1	17,222	22,681	3,107
New leases	16,194	17,108	2,344
Accretion of interest recognized during the year (note 8)	1,321	1,498	205
Payments	(12,087)	(9,911)	(1,358)
Exchange realignment	31	8	2
Disposal	-	(1,152)	(158)

Carrying amount at December 31	22,681	30,232	4,142

Analyzed into:
Current portion	9,757	9,439	1,293
Non-current portion	12,924	20,793	2,849

Schedule of Recognized in Profit or Loss	The amounts recognized in profit or loss in relation to leases are as follows:
	As at December 31
	2023	2024	2024
	RMB	RMB	US$

Interest on lease liabilities (note 8)	1,321	1,498	205
Depreciation charge of right-of-use assets	11,632	11,134	1,525
Expense relating to short-term leases (included in administrative expenses) (note 6)	181	238	33

Total amount recognized in profit or loss	13,134	12,870	1,763